SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 item
Significant risks and uncertainties
Number of institutional funding partners that accounted for more than 10% of the Group's origination of off-balance sheet loans	1	0	2
Number of insurance company accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies	1
Number of guarantee company accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies	2
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's total funding cost	0	0	0
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's Funding Debts	1	1
Financing receivables
Significant risks and uncertainties
Concentration risk (as a percent)	0.00%	0.00%
10% or more of total purchases, number of suppliers
Significant risks and uncertainties
Number of inventory suppliers	2	2	2
10% or more of accounts payable, number of suppliers
Significant risks and uncertainties
Number of inventory suppliers	3	1
Revenue concentration - number of borrowers over 10% of revenue
Significant risks and uncertainties
Concentration risk (as a percent)	0.00%	0.00%	0.00%
Supplier Concentration Risk | Inventories | Inventory supplier A
Significant risks and uncertainties
Concentration risk (as a percent)	11.90%	10.20%
Supplier Concentration Risk | Inventories | Inventory supplier B
Significant risks and uncertainties
Concentration risk (as a percent)	12.70%
Supplier Concentration Risk | Inventories | Inventory supplier C
Significant risks and uncertainties
Concentration risk (as a percent)	11.40%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner A
Significant risks and uncertainties
Concentration risk (as a percent)		16.60%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner B
Significant risks and uncertainties
Concentration risk (as a percent)	10.70%
Geographic Concentration Risk | Cash and cash equivalents, restricted cash and restricted time deposits | PRC
Significant risks and uncertainties
Cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to government controls | ¥	¥ 5,018.1	¥ 2,818.6
Concentration risk (as a percent)	97.00%
Deposits Concentration Risk | Deposits to insurance and guarantee companies | Insurance Company A
Significant risks and uncertainties
Concentration risk (as a percent)	39.10%
Deposits Concentration Risk | Deposits to insurance and guarantee companies | Guarantee Company B
Significant risks and uncertainties
Concentration risk (as a percent)	17.60%
Deposits Concentration Risk | Deposits to insurance and guarantee companies | Guarantee Company C
Significant risks and uncertainties
Concentration risk (as a percent)	16.10%